ING LOGO

February 7, 2013

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: ING Partners, Inc.
(File Nos. 333-32575; 811-8319)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment No. 59 (the “Amendment”) to the Registration Statement of ING Partners, Inc. (the “Registrant”) This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“the 1933 Act”), as amended and shall become effective on April 30, 2013.

The Registrant is filing the Amendment for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act and registering a new series of the Registrant: ING Solution Aggressive Portfolio. Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Jay Stamper at 480.477.2660.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management — ING Funds

Attachment

cc:	Huey P. Falgout, Jr.
Senior Vice President and Chief Counsel
ING Investment Management — ING Funds

Jeffrey S. Puretz, Esq.
Dechert LLP